Restatement of Financial Statements	12 Months Ended
Sep. 30, 2015
Restatement of Financial Statements [Abstract]
Restatement of Financial Statements

2. Restatement of Financial Statements

Subsequent to the preparation of the Company’s consolidated financial statements as of and for the year ended September 30, 2015, management identified errors in the Company’s previously issued consolidated financial statements. The Company has incorrectly accounted for: (i) the recognition of deferred tax assets derived from the net operating loss at the year ended September 30, 2015; (ii) the over accrued amortization of intangible assets for the year ended September 30, 2015; (iii) the overstated intangible assets and accruals and other payables as of September 30, 2015.

1)       The Company recognized $1.46 million of deferred tax assets derived from the net operating loss at the year ended September 30, 2015 (See note 10). Management considered this amount was over accrued by $1.41 million according to their best estimation. As a result, the deferred tax assets would decrease $1.41 million as of September 30, 2015, the income tax expenses — deferred tax benefit would also decrease by $1.41 million and the net loss would increase by $1.41 million for the year ended September 30, 2015.

2)       The Company identified that the amortization of intangible assets — Intellectual Property Rights was over accrued by $169,550 for the year ended September 30, 2015. As a result, the amortization of intangible assets would decrease $169,550 and the net loss would decrease by $169,550 for the year ended September 30, 2015.

3)       Moreover, the Company identified that the cost for purchasing intangible assets was overstated by $173,177 as of September 30, 2015. As a result, the intangible assets would decrease $173,177 and accruals and other payables would decrease $173,177 as of September 30, 2015

The impact of the restatement on the September 30, 2015 financial statements is reflected in the following tables:

CONSOLIDATED BALANCE SHEETS

	September 30, 2015
	As Previously Reported	As Restated
Total current assets	4,937,210	3,479,750
Deferred tax assets (note 8)	1,457,460	52,609
Intangible assets (note 10)	6,603,912	6,600,285
Total Assets	14,482,684	13,074,206
Accruals and other payables	773,852	600,675
Total current liabilities	7,742,292	7,569,115
Total liabilities	7,742,292	7,569,115
Deficit accumulated during the development stage	(9,939,511)	(11,174,812)
Total stockholders’ equity	6,740,392	5,505,091
Total liabilities and stockholders’ equity	14,482,684	13,074,206

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

			For the period from Inception
	For the year Ended September 30, 2015		October 12, 2010 to September 30, 2015
	As Previously Reported	As Restated	As Previously Reported	As Restated
Depreciation and Amortization expenses	1,012,849	843,299	1,091,420	921,870
Loss from operations	(6,398,063)	(6,228,513)	(11,423,128)	(11,253,578)
Loss before income tax	(6,395,805)	(6,226,255)	(11,396,971)	(11,227,421)
Income tax expenses	1,457,460	52,609	1,457,460	52,609
Net Loss	(4,938,345)	(6,173,646)	(9,939,511)	(11,174,812)
Comprehensive loss	(4,876,615)	(6,111,916)	(9,824,852)	(11,060,153)
Basic and diluted loss per common share*	(0.05)	(0.06)

____________

*         Retroactively restated for effect of 1:2 reserve stock split on June 20, 2016

CONSOLIDATED STATEMENTS OF CASH FLOW

	Year Ended September 30, 2015		For the period from Inception October 12, 2010 to September 30, 2015
	As Previously Reported	As Restated	As Previously Reported	As Restated
Net Loss	(4,938,345)	(6,173,646)	(9,939,511)	(11,174,812)
Depreciation and Amortization expenses	1,012,849	843,299	1,091,420	921,870
Increase in deferred tax assets	(1,457,460)	(52,609)	(1,457,460)	(52,609)
Increase in accruals and other payables	478,251	305,074	728,062	554,885
Net cash used in operating activities	(5,244,096)	(5,417,273)	(7,758,655)	(7,931,832)
Acquisition of Intangible assets	(527,932)	(354,755)	(527,932)	(354,755)
Net Cash used in investing activities	(3,459,770)	(3,286,593)	(2,606,246)	(2,433,069)